CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income	¥ 146,533	¥ 160,397	¥ 219,367
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	59,524	63,846	63,583
Stock-based compensation	27,941	28,251	12,694
(Gain) loss on investments in equity securities	(5,446)	(14,053)	14,726
(Gain) loss on investments in subsidiaries and affiliates	(79,396)	45,086	(72,841)
Equity in earnings of affiliates, net of dividends received	(20,235)	(15,716)	(20,342)
Gain on disposal of office buildings, land, equipment and facilities	(3,490)	(64,730)	(3,957)
Deferred income taxes	3,106	(21,113)	(23,911)
Changes in operating assets and liabilities:
Time deposits	(23,064)	43,560	(33,029)
Deposits with stock exchanges and other segregated cash	(18,408)	13,878	(97,424)
Trading assets and private equity and debt investments	1,254,261	1,468,357	(2,754,743)
Trading liabilities	(284,747)	777,741	428,997
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(2,220,493)	(1,453,871)	2,224,371
Securities borrowed, net of securities loaned	595,116	(1,242,489)	291,777
Other secured borrowings	2,120	(326,450)	301,019
Loans and receivables, net of allowance for credit losses	(412,429)	1,145,429	(1,358,242)
Payables	(247,980)	(33,994)	788,007
Bonus accrual	(1,865)	15,840	16,202
Accrued income taxes, net	(37,639)	55,712	(2,787)
Other, net	(102,119)	20,089	(9,410)
Net cash provided by (used in) operating activities	(1,368,710)	665,770	(15,943)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(111,331)	(119,875)	(206,745)
Proceeds from sales of office buildings, land, equipment and facilities	94,985	49,642	209,197
Payments for purchases of investments in equity securities	(300)
Proceeds from sales of investments in equity securities	2,502	6,502	13,323
Decrease (increase) in loans receivable at banks, net	(112,782)	(83,412)	43,920
Decrease (increase) in non-trading debt securities, net	(51,065)	38,409	(2,359)
Business combinations or disposals, net		(11,152)	(2,484)
Decrease (increase) in investments in affiliated companies, net	103,437	(9,182)	160,799
Other, net	29,253	(9,958)	685
Net cash provided by (used in) investing activities	(45,301)	(139,026)	216,336
Cash flows from financing activities:
Increase in long-term borrowings	3,895,059	2,067,725	2,364,260
Decrease in long-term borrowings	(2,670,106)	(2,068,695)	(2,402,621)
Increase (decrease) in short-term borrowings, net	(475,509)	(325,237)	656,205
Increase (decrease) in deposits received at banks, net	448,099	126,177	(93,260)
Proceeds from sales of common stock held in treasury	11	215	285
Payments for repurchases of common stock held in treasury	(39,650)	(11)	(150,009)
Payments for cash dividends	(70,714)	(76,358)	(58,416)
Transactions with noncontrolling interests, net	(16,475)	6,257	15,618
Net cash provided by (used in) financing activities	1,070,715	(269,927)	332,062
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	149,693	60,884	(27,277)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	(193,603)	317,701	505,178
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,510,011	3,192,310	2,687,132
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	3,316,408	3,510,011	3,192,310
Cash paid during the year for-
Interest	225,679	222,024	677,160
Income tax payments, net	¥ 114,623	¥ 35,675	¥ 55,592